Offerings - Offering: 1	Aug. 31, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 878,262,639.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 121,288.07
Offering Note	Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Agreement and Plan of Merger, dated as of August 6, 2026, by and among Beazer Homes USA, Inc., Dream Finders Homes, Inc. and Bulldogs Merger Sub, Inc. (i) Title of each class of securities to which the transaction applies: Common stock, $0.001 par value, of Beazer Homes USA, Inc. ("Shares"). (ii) Aggregate number of securities to which the transaction applies: As of the close of business on August 28, 2026, the maximum number of Shares to which this transaction applies is estimated to be 25,771,906, which consists of: a. 25,749,495 Shares issued and outstanding that are entitled to receive the per Share Merger Consideration (including Shares issued as Company RSAs and Company Performance-Based RSAs (at the target level for the applicable performance goals)); and b. 22,411 Shares subject to issuance pursuant to outstanding Company Options. (iii) Per unit price or other underlying value of the transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined): Solely for the purpose of calculating the filing fee, as of the close of business on August 28, 2026, the underlying value of the transaction was calculated as the sum of: a. the product of 25,749,495 Shares issued and outstanding that are entitled to receive the per Share Merger Consideration, multiplied by the Merger Consideration of $33.50; b. the product of 22,411 Shares subject to issuance pursuant to outstanding Company Options, multiplied by $10.57 (which is the difference between $33.50 and the weighted average exercise price of $22.93); and c. $15,417,672.00 in respect of Company Performance-Based Cash Awards (at the target level for the applicable performance goals) (such sum, the "Total Consideration"). In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the Total Consideration by 0.00013810.